Share-Based Payments - Additional Information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Option and restricted stock unit plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	S/ 10,128	S/ 8,014
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	S/ 1,064	S/ 1,131